Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	false
Document Type	POS AM
Document Period End Date	Dec. 31, 2014
Entity Filer Category	Smaller Reporting Company